Vanguard U.S. Multifactor ETF

Schedule of Investments (unaudited)
As of August 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (17.3%)
	Starbucks Corp.	9,547	922
	Target Corp.	7,963	852
	Walmart Inc.	5,804	663
	eBay Inc.	13,174	531
	Estee Lauder Cos. Inc. Class A	2,319	459
	Costco Wholesale Corp.	1,372	404
	Expedia Group Inc.	2,231	290
*	AutoZone Inc.	260	286
*	Rent-A-Center Inc.	9,705	248
	NIKE Inc. Class B	2,842	240
	Dick's Sporting Goods Inc.	6,951	237
*	Stoneridge Inc.	7,648	235
*	Zumiez Inc.	8,738	227
	La-Z-Boy Inc.	7,078	226
	Comcast Corp. Class A	4,774	211
	Tractor Supply Co.	1,925	196
	Lear Corp.	1,629	183
	Aaron's Inc.	2,786	179
	Steven Madden Ltd.	5,154	171
	Columbia Sportswear Co.	1,816	170
	Dana Inc.	13,186	168
	Garmin Ltd.	2,032	166
	Williams-Sonoma Inc.	2,382	157
*	Ulta Beauty Inc.	655	156
	Gentex Corp.	5,835	155
	Dollar General Corp.	971	152
*	K12 Inc.	5,666	149
	Whirlpool Corp.	1,071	149
*	Altice USA Inc. Class A	4,981	144
	General Motors Co.	3,814	141
*	Genesco Inc.	3,884	139
	Sonic Automotive Inc. Class A	4,916	132
*	DISH Network Corp. Class A	3,818	128
	Autoliv Inc.	1,815	124
	Cable One Inc.	93	121
	National Presto Industries Inc.	1,395	120
	VF Corp.	1,425	117
*	Malibu Boats Inc. Class A	4,034	112
	LCI Industries	1,314	111
*	Lululemon Athletica Inc.	595	110
*	Skechers U.S.A. Inc. Class A	3,361	106
*	American Axle & Manufacturing Holdings Inc.	16,651	106
	Darden Restaurants Inc.	872	105
*	Helen of Troy Ltd.	685	105
	Nexstar Media Group Inc. Class A	1,058	105
	Ethan Allen Interiors Inc.	5,983	103
*	MSG Networks Inc.	5,779	95
*	Career Education Corp.	4,576	94
	Dine Brands Global Inc.	1,314	93

Winnebago Industries Inc.	2,854	91
Sinclair Broadcast Group Inc. Class A	1,964	88
* Meritor Inc.	5,136	86
Cooper Tire & Rubber Co.	3,658	86
Cracker Barrel Old Country Store Inc.	516	85
Kohl's Corp.	1,775	84
* 1-800-Flowers.com Inc. Class A	5,688	84
Scholastic Corp.	2,341	82
* Deckers Outdoor Corp.	555	82
Advance Auto Parts Inc.	586	81
* Sally Beauty Holdings Inc.	6,580	80
Standard Motor Products Inc.	1,771	78
* Discovery Communications Inc. Class A	2,820	78
* Tempur Sealy International Inc.	1,005	77
Johnson Outdoors Inc. Class A	1,367	77
Brinker International Inc.	2,008	76
Tilly's Inc. Class A	7,052	75
New York Times Co. Class A	2,484	73
* Gray Television Inc.	4,463	68
* Gentherm Inc.	1,842	68
Inter Parfums Inc.	1,031	66
* Habit Restaurants Inc. Class A	7,354	64
Macy's Inc.	4,285	63
* Fox Factory Holding Corp.	871	63
Wingstop Inc.	612	61
PulteGroup Inc.	1,805	61
National CineMedia Inc.	7,313	60
Graham Holdings Co. Class B	83	58
* Crocs Inc.	2,613	58
Acushnet Holdings Corp.	2,230	58
Foot Locker Inc.	1,573	57
Ralph Lauren Corp. Class A	630	56
* Meritage Homes Corp.	848	55
Bed Bath & Beyond Inc.	5,445	53
Best Buy Co. Inc.	821	52
EW Scripps Co. Class A	4,218	52
* WideOpenWest Inc.	9,096	51
Jack in the Box Inc.	595	51
* Dorman Products Inc.	706	50
* MarineMax Inc.	3,419	49
Yum China Holdings Inc.	1,050	48
TEGNA Inc.	3,240	46
Omnicom Group Inc.	599	46
* Regis Corp.	2,572	42
* Sleep Number Corp.	970	41
John Wiley & Sons Inc. Class A	912	41
Cato Corp. Class A	2,301	39
* Hudson Ltd. Class A	3,593	39
Movado Group Inc.	1,707	37
* AMC Networks Inc. Class A	741	36
* American Public Education Inc.	1,471	36
Shoe Carnival Inc.	1,145	35
* ZAGG Inc.	4,975	32
* Shutterstock Inc.	865	30
* NVR Inc.	8	29
Big Lots Inc.	1,260	29
Abercrombie & Fitch Co.	1,960	29

* Adtalem Global Education Inc.	625	27
* Red Robin Gourmet Burgers Inc.	712	24
		14,016
Consumer Staples (4.9%)
Procter & Gamble Co.	6,106	734
General Mills Inc.	11,563	622
Walgreens Boots Alliance Inc.	11,357	581
Sysco Corp.	4,617	343
Coca-Cola European Partners plc	4,411	249
Tootsie Roll Industries Inc.	4,288	157
John B Sanfilippo & Son Inc.	1,652	153
Coca-Cola Consolidated Inc.	451	152
* Boston Beer Co. Inc. Class A	306	134
* Performance Food Group Co.	2,464	115
* US Foods Holding Corp.	2,386	97
Hormel Foods Corp.	2,235	95
Weis Markets Inc.	2,437	93
Kroger Co.	3,927	93
J&J Snack Foods Corp.	382	74
Casey's General Stores Inc.	431	72
B&G Foods Inc.	3,776	64
Flowers Foods Inc.	1,439	33
SpartanNash Co.	2,573	28
* USANA Health Sciences Inc.	381	26
Ingredion Inc.	260	20
Universal Corp.	388	20
		3,955
Energy (3.3%)
ConocoPhillips	10,765	562
Chevron Corp.	1,979	233
* Matrix Service Co.	9,483	188
Kinder Morgan Inc.	9,227	187
Warrior Met Coal Inc.	8,519	178
Arch Coal Inc. Class A	2,063	158
Solaris Oilfield Infrastructure Inc. Class A	10,800	148
World Fuel Services Corp.	3,703	142
* Select Energy Services Inc. Class A	14,230	116
* Renewable Energy Group Inc.	8,521	104
* Talos Energy Inc.	5,393	103
Liberty Oilfield Services Inc. Class A	8,625	93
* ProPetro Holding Corp.	7,999	85
CVR Energy Inc.	2,047	81
* Southwestern Energy Co.	40,095	63
Cabot Oil & Gas Corp.	3,622	62
Delek US Holdings Inc.	1,554	51
Falcon Minerals Corp.	8,323	49
* Cactus Inc. Class A	1,439	37
Mammoth Energy Services Inc.	6,932	25
* CONSOL Energy Inc.	1,314	22
* REX American Resources Corp.	258	18
		2,705
Financial Services (21.9%)
Citigroup Inc.	9,713	625
* PayPal Holdings Inc.	5,616	612
American Express Co.	5,035	606
Bank of America Corp.	21,724	598

MetLife Inc.	12,084	535
S&P Global Inc.	1,960	510
Aflac Inc.	10,054	504
Aon plc	2,406	469
Wells Fargo & Co.	8,302	387
Mastercard Inc. Class A	1,131	318
Bank of Hawaii Corp.	3,703	306
JPMorgan Chase & Co.	2,178	239
M&T Bank Corp.	1,635	239
CIT Group Inc.	5,300	226
Bank of New York Mellon Corp.	5,296	223
Popular Inc.	4,089	215
Discover Financial Services	2,620	209
Trustmark Corp.	6,247	204
* Alleghany Corp.	270	202
Allstate Corp.	1,959	201
Progressive Corp.	2,638	200
Erie Indemnity Co. Class A	908	199
Visa Inc. Class A	1,057	191
First Citizens BancShares Inc. Class A	423	188
Sterling Bancorp	9,256	176
MSCI Inc. Class A	733	172
Community Bank System Inc.	2,794	170
Cathay General Bancorp	5,084	169
Radian Group Inc.	7,409	167
First Hawaiian Inc.	6,258	161
Primerica Inc.	1,332	159
South State Corp.	2,149	158
Nelnet Inc. Class A	2,345	157
First Bancorp	4,149	146
Central Pacific Financial Corp.	5,250	146
First Horizon National Corp.	9,187	145
First BanCorp	15,171	145
Stifel Financial Corp.	2,706	145
Universal Insurance Holdings Inc.	5,632	141
Washington Federal Inc.	3,930	140
* Credit Acceptance Corp.	306	138
Ameriprise Financial Inc.	1,070	138
Great Western Bancorp Inc.	4,525	135
Principal Financial Group Inc.	2,513	134
Southside Bancshares Inc.	4,041	133
International Bancshares Corp.	3,730	133
* Essent Group Ltd.	2,712	132
Univest Financial Corp.	5,159	131
iStar Inc.	10,185	130
Hope Bancorp Inc.	9,611	129
Ally Financial Inc.	4,049	127
Synchrony Financial	3,956	127
Commerce Bancshares Inc.	2,159	123
* Ambac Financial Group Inc.	6,759	122
BankUnited Inc.	3,799	121
Lakeland Financial Corp.	2,848	121
Flagstar Bancorp Inc.	3,310	120
Oppenheimer Holdings Inc. Class A	4,146	115
* Everi Holdings Inc.	12,400	111
Assured Guaranty Ltd.	2,576	110
First Commonwealth Financial Corp.	8,850	109

Virtus Investment Partners Inc.	1,021	109
EVERTEC Inc.	3,119	109
Walker & Dunlop Inc.	1,833	102
Eagle Bancorp Inc.	2,477	101
Waddell & Reed Financial Inc. Class A	6,193	100
TriCo Bancshares	2,698	95
United Bankshares Inc.	2,555	94
Reinsurance Group of America Inc. Class A	601	93
NBT Bancorp Inc.	2,644	92
National Western Life Group Inc. Class A	354	91
FirstCash Inc.	895	88
1st Source Corp.	1,970	87
Travelers Cos. Inc.	589	87
Zions Bancorp NA	2,048	84
* Euronet Worldwide Inc.	539	83
Moody's Corp.	380	82
Lincoln National Corp.	1,543	82
KeyCorp	4,774	79
Regions Financial Corp.	5,393	79
* I3 Verticals Inc. Class A	3,479	79
Federated Investors Inc. Class B	2,410	77
* Athene Holding Ltd. Class A	1,978	77
T. Rowe Price Group Inc.	674	75
MarketAxess Holdings Inc.	186	74
* Globe Life Inc.	827	74
Safety Insurance Group Inc.	744	72
* Third Point Reinsurance Ltd.	7,154	67
Bryn Mawr Bank Corp.	1,892	64
E*TRADE Financial Corp.	1,522	64
Citizens Financial Group Inc.	1,847	62
Comerica Inc.	998	62
Raymond James Financial Inc.	773	61
Tompkins Financial Corp.	758	60
Northern Trust Corp.	662	58
AMERISAFE Inc.	809	56
* Axos Financial Inc.	2,137	55
* CBRE Group Inc. Class A	1,054	55
Preferred Bank	1,097	55
Hilltop Holdings Inc.	2,303	55
Franklin Resources Inc.	2,043	54
Fulton Financial Corp.	3,353	53
Brightsphere Investment Group Inc.	5,849	53
S&T Bancorp Inc.	1,549	53
Cohen & Steers Inc.	978	53
FactSet Research Systems Inc.	188	51
* HomeStreet Inc.	1,937	51
ServisFirst Bancshares Inc.	1,666	51
LPL Financial Holdings Inc.	639	48
Huntington Bancshares Inc.	3,537	47
Dime Community Bancshares Inc.	2,354	47
United Community Banks Inc.	1,676	44
New York Community Bancorp Inc.	3,823	44
* Arch Capital Group Ltd.	1,091	43
American Equity Investment Life Holding Co.	1,961	42
Hanmi Financial Corp.	2,354	42
AXA Equitable Holdings Inc.	2,007	42
OFG Bancorp	1,979	41

Carolina Financial Corp.	1,183	40
Boston Private Financial Holdings Inc.	3,751	40
Hanover Insurance Group Inc.	295	39
White Mountains Insurance Group Ltd.	37	39
Affiliated Managers Group Inc.	506	39
IBERIABANK Corp.	559	39
GEO Group Inc.	2,161	37
Meridian Bancorp Inc.	1,969	34
Provident Financial Services Inc.	1,431	34
First Merchants Corp.	907	32
BancFirst Corp.	595	32
Employers Holdings Inc.	740	32
Federal Agricultural Mortgage Corp.	349	29
Loews Corp.	577	28
Evercore Inc. Class A	209	17
		17,751
Health Care (8.9%)
Merck & Co. Inc.	10,497	908
HCA Healthcare Inc.	6,087	732
Johnson & Johnson	3,570	458
Gilead Sciences Inc.	6,891	438
Danaher Corp.	3,044	432
STERIS plc	2,497	386
* Edwards Lifesciences Corp.	1,311	291
* Biogen Inc.	1,086	239
Eli Lilly & Co.	1,887	213
* Medpace Holdings Inc.	2,513	203
Pfizer Inc.	5,641	201
McKesson Corp.	1,112	154
* Veeva Systems Inc. Class A	949	152
* Premier Inc. Class A	4,013	141
* Masimo Corp.	813	125
Atrion Corp.	149	116
* Exelixis Inc.	5,687	113
* Arena Pharmaceuticals Inc.	2,092	111
* Lantheus Holdings Inc.	5,024	109
* CorVel Corp.	1,268	107
* BioSpecifics Technologies Corp.	1,936	107
* Incyte Corp.	1,303	107
* Integer Holdings Corp.	1,410	102
* Tenet Healthcare Corp.	4,549	98
* Horizon Therapeutics plc	3,446	95
Meridian Bioscience Inc.	10,209	94
Hill-Rom Holdings Inc.	818	88
Dentsply Sirona Inc.	1,676	87
* Molina Healthcare Inc.	659	86
* Cardiovascular Systems Inc.	1,767	86
* Glaukos Corp.	1,092	70
* Hologic Inc.	1,308	65
Cooper Cos. Inc.	205	63
* PDL BioPharma Inc.	27,071	63
* Jazz Pharmaceuticals plc	441	56
Patterson Cos. Inc.	3,372	56
* Omnicell Inc.	669	48
Bruker Corp.	1,064	46
* HMS Holdings Corp.	1,110	41
* NextGen Healthcare Inc.	2,770	39

* ANI Pharmaceuticals Inc.	599	39
Computer Programs & Systems Inc.	1,373	29
* Amphastar Pharmaceuticals Inc.	872	20
		7,214
Materials & Processing (5.9%)
Air Products & Chemicals Inc.	1,156	261
Ball Corp.	3,140	252
* Rexnord Corp.	9,049	237
Sonoco Products Co.	4,000	229
Materion Corp.	3,608	212
Simpson Manufacturing Co. Inc.	2,941	189
* Crown Holdings Inc.	2,566	169
Comfort Systems USA Inc.	4,202	162
Advanced Drainage Systems Inc.	4,748	149
* Builders FirstSource Inc.	7,328	143
Belden Inc.	3,073	140
Armstrong World Industries Inc.	1,379	132
Universal Forest Products Inc.	3,364	132
CF Industries Holdings Inc.	2,699	130
* BMC Stock Holdings Inc.	5,049	128
Scotts Miracle-Gro Co.	1,171	125
Ingersoll-Rand plc	1,023	124
Timken Co.	2,989	120
Acuity Brands Inc.	857	107
Quanex Building Products Corp.	6,221	107
FMC Corp.	1,217	105
* Trex Co. Inc.	1,094	94
Innospec Inc.	1,115	93
Reliance Steel & Aluminum Co.	943	92
Huntsman Corp.	4,599	92
* Continental Building Products Inc.	3,495	88
Louisiana-Pacific Corp.	3,405	82
Domtar Corp.	2,434	80
* AdvanSix Inc.	3,342	75
Stepan Co.	757	72
Schnitzer Steel Industries Inc.	3,125	69
AAON Inc.	1,294	62
DMC Global Inc.	1,400	61
Quaker Chemical Corp.	342	54
Kronos Worldwide Inc.	4,934	54
Nucor Corp.	926	45
Silgan Holdings Inc.	1,477	44
Apogee Enterprises Inc.	1,171	43
Fastenal Co.	1,334	41
* Gibraltar Industries Inc.	1,014	41
Owens-Illinois Inc.	3,664	37
Schweitzer-Mauduit International Inc.	1,060	36
International Paper Co.	901	35
Steel Dynamics Inc.	1,191	32
Boise Cascade Co.	961	30
		4,805
Other (0.5%)
* Check Point Software Technologies Ltd.	1,624	175
* Yandex NV Class A	4,122	153
Credicorp Ltd.	372	77
		405

Producer Durables (18.4%)
Johnson Controls International plc	13,531	578
Delta Air Lines Inc.	9,727	563
Accenture plc Class A	2,538	503
Southwest Airlines Co.	9,361	490
Eaton Corp. plc	6,021	486
Oshkosh Corp.	4,950	348
Honeywell International Inc.	1,928	317
* FTI Consulting Inc.	2,827	306
* TriNet Group Inc.	4,526	304
Dover Corp.	2,819	264
* Zebra Technologies Corp.	1,232	253
Snap-on Inc.	1,670	248
Illinois Tool Works Inc.	1,637	245
* United Airlines Holdings Inc.	2,881	243
Norfolk Southern Corp.	1,326	231
UniFirst Corp.	1,069	209
Brady Corp. Class A	4,399	208
Alaska Air Group Inc.	3,475	207
* Teledyne Technologies Inc.	658	203
EnPro Industries Inc.	3,156	197
MAXIMUS Inc.	2,385	183
Exponent Inc.	2,492	177
Arconic Inc.	6,543	169
Federal Signal Corp.	5,583	166
Werner Enterprises Inc.	5,038	165
Kforce Inc.	4,984	162
Parker-Hannifin Corp.	957	159
Jacobs Engineering Group Inc.	1,771	157
* Echo Global Logistics Inc.	7,738	155
ITT Inc.	2,721	155
Allison Transmission Holdings Inc.	3,481	155
Waste Management Inc.	1,272	152
Republic Services Inc. Class A	1,655	148
CSW Industrials Inc.	2,137	146
AGCO Corp.	2,087	144
Columbus McKinnon Corp.	4,386	142
ManpowerGroup Inc.	1,688	138
Encore Wire Corp.	2,521	136
Heidrick & Struggles International Inc.	5,052	134
Moog Inc. Class A	1,595	130
* MasTec Inc.	2,016	127
HEICO Corp.	834	121
PACCAR Inc.	1,807	118
Korn Ferry	2,965	116
Cummins Inc.	763	114
* Great Lakes Dredge & Dock Corp.	10,489	114
Xerox Holdings Corp.	3,785	110
SkyWest Inc.	1,896	109
Kennametal Inc.	3,598	108
Mesa Laboratories Inc.	483	107
* Gardner Denver Holdings Inc.	3,663	105
Heartland Express Inc.	5,020	103
* TopBuild Corp.	1,105	102
Albany International Corp. Class A	1,225	101
* Astronics Corp.	3,651	100
Spirit AeroSystems Holdings Inc. Class A	1,228	99

CSX Corp.	1,474	99
* Keysight Technologies Inc.	1,018	99
* WESCO International Inc.	2,183	98
Regal Beloit Corp.	1,375	97
* Allegheny Technologies Inc.	4,752	94
IDEX Corp.	570	94
DHT Holdings Inc.	16,008	90
* Blue Bird Corp.	4,833	88
Insperity Inc.	880	87
Watts Water Technologies Inc. Class A	949	87
Schneider National Inc. Class B	4,377	85
Carlisle Cos. Inc.	572	83
John Bean Technologies Corp.	797	82
* TriMas Corp.	2,642	78
Hubbell Inc. Class B	591	77
* Atkore International Group Inc.	2,614	76
Wabash National Corp.	5,551	76
* Casella Waste Systems Inc. Class A	1,648	75
* Navistar International Corp.	3,224	74
Flowserve Corp.	1,726	74
Steelcase Inc. Class A	4,642	72
Herman Miller Inc.	1,693	72
* Aegion Corp. Class A	3,449	68
Booz Allen Hamilton Holding Corp. Class A	882	67
* Sykes Enterprises Inc.	2,285	66
Kelly Services Inc. Class A	2,713	66
* JetBlue Airways Corp.	3,768	65
* Aerojet Rocketdyne Holdings Inc.	1,218	64
Forward Air Corp.	1,013	63
* TrueBlue Inc.	3,087	60
Robert Half International Inc.	1,094	58
* Vishay Precision Group Inc.	1,859	58
Triton International Ltd.	1,803	58
MSC Industrial Direct Co. Inc. Class A	842	57
* Modine Manufacturing Co.	5,327	54
AAR Corp.	1,264	54
Franklin Electric Co. Inc.	1,174	54
MSA Safety Inc.	498	53
ACCO Brands Corp.	5,663	52
* OSI Systems Inc.	479	50
McGrath RentCorp	785	50
Marten Transport Ltd.	2,551	50
ESCO Technologies Inc.	659	50
* Hub Group Inc. Class A	1,115	48
Ennis Inc.	2,304	46
Badger Meter Inc.	896	46
Kaman Corp.	761	44
HNI Corp.	1,380	43
Tetra Tech Inc.	524	42
Huntington Ingalls Industries Inc.	187	39
* Advanced Energy Industries Inc.	756	39
Hillenbrand Inc.	1,356	37
Alamo Group Inc.	317	36
* Conduent Inc.	5,327	35
* MYR Group Inc.	1,148	33
Graco Inc.	641	29
* Target Hospitality Corp.	4,633	28

ABM Industries Inc.	743	28
* Sterling Construction Co. Inc.	1,960	22
		14,899
Technology (15.0%)
Intel Corp.	15,004	711
TE Connectivity Ltd.	6,885	628
Cisco Systems Inc.	11,494	538
QUALCOMM Inc.	6,844	532
* Micron Technology Inc.	11,660	528
* Facebook Inc. Class A	2,624	487
Intuit Inc.	1,645	474
Oracle Corp.	8,334	434
NXP Semiconductors NV	3,870	395
Lam Research Corp.	1,640	345
* Diodes Inc.	8,207	300
International Business Machines Corp.	2,060	279
Hewlett Packard Enterprise Co.	18,800	260
Avnet Inc.	5,714	239
* Paycom Software Inc.	950	238
Texas Instruments Inc.	1,895	235
* Qorvo Inc.	3,156	225
* Amkor Technology Inc.	24,949	218
* Insight Enterprises Inc.	4,144	199
* Atlassian Corp. plc Class A	1,450	195
* ON Semiconductor Corp.	10,766	192
* Fortinet Inc.	2,414	191
Vishay Intertechnology Inc.	10,824	171
* Tech Data Corp.	1,766	164
Symantec Corp.	6,927	161
Seagate Technology plc	3,167	159
* Manhattan Associates Inc.	1,738	144
* Cirrus Logic Inc.	2,646	142
* Lattice Semiconductor Corp.	7,146	141
* Photronics Inc.	12,697	137
Xperi Corp.	7,373	135
Match Group Inc.	1,574	134
* SPS Commerce Inc.	2,636	133
PC Connection Inc.	3,680	130
* Akamai Technologies Inc.	1,433	128
VMware Inc. Class A	889	126
NetApp Inc.	2,612	126
* Cadence Design Systems Inc.	1,816	124
* Stratasys Ltd.	5,164	123
* Ciena Corp.	2,876	118
* IAC / InterActiveCorp	444	113
* NCR Corp.	3,581	113
AVX Corp.	8,284	112
* Fabrinet	2,219	112
Jabil Inc.	3,723	107
Teradyne Inc.	1,949	103
* Perficient Inc.	2,755	102
* F5 Networks Inc.	753	97
* Flex Ltd.	9,019	87
Xilinx Inc.	825	86
* Alarm.com Holdings Inc.	1,785	85
Juniper Networks Inc.	3,371	78
CDW Corp.	639	74

NIC Inc.	3,367	70
* Sanmina Corp.	2,170	63
* Nanometrics Inc.	2,247	61
* Appfolio Inc.	579	57
Motorola Solutions Inc.	315	57
* Knowles Corp.	2,604	53
* FormFactor Inc.	3,056	52
Corning Inc.	1,317	37
Ubiquiti Inc.	281	31
* ScanSource Inc.	1,043	29
DXC Technology Co.	661	22
ADTRAN Inc.	1,797	18
Skyworks Solutions Inc.	243	18
		12,176
Utilities (3.5%)
Verizon Communications Inc.	8,657	504
AT&T Inc.	12,763	450
Southern Co.	7,705	449
Portland General Electric Co.	4,478	255
j2 Global Inc.	2,875	243
Hawaiian Electric Industries Inc.	4,580	203
Exelon Corp.	3,065	145
Ameren Corp.	1,591	123
FirstEnergy Corp.	2,257	104
Black Hills Corp.	1,146	88
Pinnacle West Capital Corp.	780	74
* United States Cellular Corp.	1,973	71
PPL Corp.	2,045	60
Telephone & Data Systems Inc.	2,169	55
NorthWestern Corp.	581	42
		2,866

Total Common Stocks (Cost $81,014)		80,792
Temporary Cash Investment (0.2%)1
Money Market Fund (0.2%)
2 Vanguard Market Liquidity Fund, 2.249%
(Cost $160)	1,602	160
Total Investments (99.8%) (Cost $81,174)		80,952
Other Asset and Liabilities-Net (0.2%)3		138
Net Assets (100%)		81,090

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and (0.1%), respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Cash of $10,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Number of
	Long		Value and
	(Short)	Notional	Unrealized
Expiration	Contracts	Amount	Appreciation)

U.S. Multifactor ETF

				(Depreciation
Long Futures Contracts
E-mini S&P 500 Index	September	10	146	3
	2019
E-mini Russell 2000 Index	September	1	75	(4)
	2019
				(1)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value

U.S. Multifactor ETF

securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At August 31, 2019, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.